Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Deferred income and Contract Liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred income and Contract Liabilities [Line Items]
Beginning balance	$ 118,909	$ 808,118	$ 997,732
Prepayments from customers	181,065	1,370,836	1,352,698
Recognized as revenues	(77,570)	(2,060,045)	(1,542,312)
Ending balance	$ 222,404	$ 118,909	$ 808,118